Quarterly Report
May 31, 2023
MFS®  Low Volatility
Equity Fund
LVU-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	14,361	$4,297,098
General Dynamics Corp.	9,115	1,861,101
Honeywell International, Inc.	12,574	2,409,178
Huntington Ingalls Industries, Inc.	8,695	1,750,999
Teledyne Technologies, Inc. (a)	4,375	1,700,344
		$12,018,720
Broadcasting – 0.4%
Omnicom Group, Inc.	22,240	$1,961,346
Brokerage & Asset Managers – 1.5%
Bank of New York Mellon Corp.	72,871	$2,929,414
LPL Financial Holdings, Inc.	10,190	1,984,808
Raymond James Financial, Inc.	19,077	1,723,607
		$6,637,829
Business Services – 8.7%
Accenture PLC, “A”	42,031	$12,858,123
Amdocs Ltd.	161,481	15,206,666
Cognizant Technology Solutions Corp., “A”	122,391	7,648,214
Fiserv, Inc. (a)	23,278	2,611,559
		$38,324,562
Cable TV – 0.6%
Comcast Corp., “A”	72,009	$2,833,554
Computer Software – 4.2%
Black Knight, Inc. (a)	107,666	$6,220,941
Microsoft Corp.	38,143	12,525,780
		$18,746,721
Computer Software - Systems – 3.1%
Box, Inc., “A” (a)	195,947	$5,519,827
Juniper Networks, Inc.	189,467	5,754,113
SS&C Technologies Holdings, Inc.	41,273	2,268,364
		$13,542,304
Construction – 0.4%
AvalonBay Communities, Inc., REIT	11,408	$1,984,764
Consumer Products – 2.4%
Colgate-Palmolive Co.	56,907	$4,232,743
Procter & Gamble Co.	46,436	6,617,130
		$10,849,873
Containers – 0.5%
Graphic Packaging Holding Co.	86,878	$2,076,384
Electrical Equipment – 2.8%
AMETEK, Inc.	17,685	$2,565,563
nVent Electric PLC	44,594	1,934,488
TE Connectivity Ltd.	65,298	7,997,699
		$12,497,750
Electronics – 1.9%
Texas Instruments, Inc.	47,847	$8,319,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.9%
Archer Daniels Midland Co.	27,819	$1,965,412
General Mills, Inc.	84,418	7,104,619
J.M. Smucker Co.	36,652	5,372,817
Mondelez International, Inc.	38,522	2,827,900
PepsiCo, Inc.	48,714	8,882,998
		$26,153,746
Food & Drug Stores – 0.5%
Kroger Co.	49,729	$2,254,216
Gaming & Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	13,838	$1,883,629
General Merchandise – 0.4%
Dollar General Corp.	9,391	$1,888,436
Health Maintenance Organizations – 1.1%
Cigna Group	9,809	$2,426,845
UnitedHealth Group, Inc.	4,623	2,252,510
		$4,679,355
Insurance – 6.6%
Aon PLC	6,482	$1,998,336
Assurant, Inc.	21,593	2,590,944
Chubb Ltd.	25,958	4,822,996
Everest Re Group Ltd.	26,421	8,983,669
Hanover Insurance Group, Inc.	16,607	1,851,016
Hartford Financial Services Group, Inc.	36,619	2,509,134
MetLife, Inc.	41,857	2,074,014
Reinsurance Group of America, Inc.	17,617	2,466,380
Voya Financial, Inc.	25,977	1,761,241
		$29,057,730
Internet – 2.9%
Alphabet, Inc., “A” (a)	85,653	$10,524,184
Alphabet, Inc., “C” (a)	20,214	2,493,801
		$13,017,985
Machinery & Tools – 4.5%
Eaton Corp. PLC	45,065	$7,926,933
PACCAR, Inc.	30,802	2,118,562
Roper Technologies, Inc.	17,998	8,175,051
Timken Co.	24,672	1,765,282
		$19,985,828
Major Banks – 0.6%
JPMorgan Chase & Co.	18,531	$2,514,842
Medical & Health Technology & Services – 1.9%
McKesson Corp.	21,373	$8,353,423
Medical Equipment – 4.6%
Abbott Laboratories	21,242	$2,166,684
Danaher Corp.	10,981	2,521,457
Hologic, Inc. (a)	22,666	1,788,121
Medtronic PLC	64,797	5,362,600
STERIS PLC	29,896	5,978,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	4,860	$2,471,115
		$20,288,280
Natural Gas - Distribution – 0.5%
UGI Corp.	74,950	$2,096,352
Network & Telecom – 2.5%
Motorola Solutions, Inc.	39,253	$11,066,206
Other Banks & Diversified Financials – 2.6%
Mastercard, Inc., “A”	7,436	$2,714,289
Visa, Inc., “A”	40,726	9,001,668
		$11,715,957
Pharmaceuticals – 9.9%
Eli Lilly & Co.	27,040	$11,612,598
Johnson & Johnson	87,124	13,509,448
Merck & Co., Inc.	125,379	13,843,095
Zoetis, Inc.	29,189	4,758,099
		$43,723,240
Pollution Control – 4.4%
Republic Services, Inc.	75,779	$10,732,580
Waste Connections, Inc.	39,869	5,448,099
Waste Management, Inc.	20,596	3,334,904
		$19,515,583
Railroad & Shipping – 0.5%
CSX Corp.	71,658	$2,197,751
Real Estate – 2.5%
NNN REIT, Inc.	43,479	$1,849,597
Public Storage, Inc., REIT	14,264	4,040,991
Spirit Realty Capital, Inc., REIT	50,379	1,967,804
Sun Communities, Inc., REIT	12,058	1,526,904
W.P. Carey, Inc., REIT	23,988	1,663,808
		$11,049,104
Restaurants – 2.8%
McDonald's Corp.	20,356	$5,803,699
Starbucks Corp.	44,569	4,351,717
Texas Roadhouse, Inc.	20,685	2,231,912
		$12,387,328
Specialty Chemicals – 0.6%
Ecolab, Inc.	15,764	$2,601,848
Specialty Stores – 4.9%
AutoZone, Inc. (a)	3,076	$7,341,920
Home Depot, Inc.	11,106	3,147,995
O'Reilly Automotive, Inc. (a)	2,696	2,435,324
Ulta Beauty, Inc. (a)	6,656	2,727,828
Walmart Stores, Inc.	41,033	6,026,517
		$21,679,584
Telecommunications - Wireless – 1.7%
T-Mobile US, Inc. (a)	55,066	$7,557,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	12,818	$2,140,221
Landstar System, Inc.	17,521	3,072,833
		$5,213,054
Utilities - Electric Power – 6.7%
DTE Energy Co.	27,971	$3,009,680
Duke Energy Corp.	39,731	3,547,581
Edison International	35,722	2,411,949
Evergy, Inc.	41,490	2,400,197
Exelon Corp.	157,046	6,226,874
NextEra Energy, Inc.	39,981	2,937,004
PG&E Corp. (a)	112,529	1,906,241
Sempra Energy	14,627	2,099,413
Xcel Energy, Inc.	75,787	4,948,133
		$29,487,072
Total Common Stocks		$440,161,801
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.88% (v)	1,616,525	$1,616,363

Other Assets, Less Liabilities – 0.3%		1,107,217
Net Assets – 100.0%		$442,885,381
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,616,363 and $440,161,801, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$440,161,801	$—	$—	$440,161,801
Mutual Funds	1,616,363	—	—	1,616,363
Total	$441,778,164	$—	$—	$441,778,164
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,259,582	$75,245,333	$75,888,154	$(237)	$(161)	$1,616,363
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$58,388	$—